Acquisition and Deconsolidations of Subsidiaries	12 Months Ended
Jun. 30, 2023
Acquisition and Deconsolidations of Subsidiaries [Abstract]
ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

NOTE 3 – ACQUISITION AND DECONSOLIDATIONS OF SUBSIDIARIES

Acquisition of CareerWin

In January 2021, JAJI China entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. JAJI China previously owned 70% of JAJI HR. After the transaction, JAJI China owned 100% of JAJI HR. At the same time, JAJI HR entered into a share purchase agreement with shareholders of CareerWin to purchase 100% equity interests of CareerWin to expand headhunting business, with JAJI China completing the purchase of 30% equity interest of JAJI HR as one of the pre-closing conditions. The total cash consideration of both transactions was $308,975 (RMB 2 million). The total consideration was allocated to the acquisition of 100% equity interests in CareerWin and the acquisition of 30% noncontrolling interest in JAJI HR (Note 19) at $289,980 (RMB 1.88 million) and $18,995 (RMB 0.12 million), respectively.

The acquisition of the 100% equity interest in Careerwin was completed on March 3, 2021 and was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date. The most significant variables in the valuation are discount rate, terminal value, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

Amounts
Cash acquired	$4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	$289,980

Identifiable intangible assets acquired include customer relationship, which were valued using an income approach and determined to carry estimated remaining useful lives of approximately five years. The goodwill recognized represents the expected synergies and is not tax deductible.

Pro forma financial information of CareerWin is not presented as the effects of the acquisition on the Company’s consolidated financial statements were not material.

Acquisition of MSCT

On May 18, 2021, Growth Ring Ltd. (“Growth Ring”) entered into a capital increase agreement with Minshang Creative Technology Holdings Limited (“MCT”) to purchase MCT’s 53.33% equity interest in MSCT, at a total cash consideration of $205,711 (HK$1,600,000). After the transaction, Growth Ring owned 53.33% of MSCT and MCT owned the remaining 46.67% equity interests.

The acquisition of the 53.33% equity interest in MSCT was completed on August 16, 2021. As MSCT does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of using a cost accumulation and allocation model under which the cost of the acquisition is allocated to the assets acquired and liabilities assumed. The carrying amounts of the net identifiable assets of MSCT as of the date of acquisition were as follows:

Amounts
Net assets acquired:
Cash and cash equivalents	$205,711
Intangible assets (Note 7)	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	$205,711

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of independent third-party valuation firm. The valuation report applied generally accepted valuation methodology, the income approach. As the acquiree is a private company, the fair value estimates of noncontrolling interest is based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flows, (c) equity multiples or enterprise value multiples of companies in the same industries and (d) adjustment for lack of control or lack of marketability.